                       SUPPLEMENT DATED MAY 19, 2008 TO

                       PROSPECTUS DATED MAY 1, 2008 FOR

             FLEXIBLE PREMIUM VARIABLE DEFERRED ANNUITY CONTRACTS

                                   ISSUED BY

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                                  THROUGH ITS

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

This supplement updates certain information contained in your prospectus. Please read it and keep it with your prospectus for future reference.

On March 18, 2008, the Board of Trustees (the "Board") for the XTF Advisors Trust (the "Trust") voted to liquidate the ETF 60 Portfolio (the "Portfolio"). The Board concluded that the Portfolio should cease operations due to its relatively small asset size and insufficient evidence of future asset growth opportunities. Final liquidation of the Portfolio will occur on June 20, 2008. Assets held by the Subaccount invested in the Portfolio will be transferred at the close of trading on the New York Stock Exchange on June 20, 2008, to the GE Investments Funds, Inc. -- Money Market Fund.

In accordance with the Board's decision to terminate operations, effective May 1, 2008, shares of the Portfolio are no longer available under your contract for new purchase payments, transfers and asset rebalancing. As a result, shares of the Portfolio are also unavailable under your Investment Strategy for certain of the living benefit rider options. We have removed the Portfolio as a Designated Subaccount in the Investment Strategy effective May 1, 2008. Because this change may affect your allocation instructions, you will need to provide updated allocation instructions to comply with the modified Investment Strategy. If you do not provide updated allocation instructions, any subsequent purchase payments or transfers requesting payment to the Portfolio will be considered not in good order.

You may make transfers from the Portfolio to one or more of the Subaccounts investing in the Portfolios listed below. Please note, however, that the Portfolio is also part of the Investment Strategy for certain of the living benefit rider options. The benefits a contract owner receives under these living benefit riders may be reduced if, after the transfer, the owner's assets are not allocated in accordance with the prescribed Investment Strategy for the rider. Contract owners that own Lifetime Income Plus 2008 must always allocate assets in accordance with the Investment Strategy. The current Investment Strategy for the living benefit riders is also provided below.

Transfers made from the Portfolio during the period of April 10, 2008 to June 20, 2008 will not be considered a transfer for the purpose of calculating the number of transfers that may be made each calendar year without invoking our right to assess a transfer charge or for purposes of calculating the number of transfers that can be made each calendar year by U.S. Mail, voice response, telephone or facsimile.

19778 SUPPA 05/19/08

Subaccounts:

                                                                              Adviser (and Sub-Adviser(s),
                Subaccount                        Investment Objective               as applicable)
                ----------------------------------------------------------------------------------------------
AIM VARIABLE    AIM V.I. Basic Value Fund --  Long-term growth of capital. Invesco AIM Advisors, Inc.
INSURANCE FUNDS Series II shares                                           (formerly, A I M Advisors, Inc.)
                                                                           (subadvised by AIM Funds
                                                                           Management Inc.; Invesco Global
                                                                           Asset Management (N.A.), Inc.;
                                                                           Invesco Institutional (N.A.), Inc.;
                                                                           Invesco Senior Secured
                                                                           Management, Inc.; Invesco Hong
                                                                           Kong Limited; Invesco Asset
                                                                           Management Limited; Invesco
                                                                           Asset Management (Japan)
                                                                           Limited; Invesco Asset
                                                                           Management Deutschland, GmbH;
                                                                           and Invesco Australia Limited)
                ----------------------------------------------------------------------------------------------
                AIM V.I. Capital Appreciation Growth of capital.           Invesco AIM Advisors, Inc.
                Fund -- Series I shares                                    (formerly, A I M Advisors, Inc.)
                                                                           (subadvised by AIM Funds
                                                                           Management Inc.; Invesco Global
                                                                           Asset Management (N.A.), Inc.;
                                                                           Invesco Institutional (N.A.), Inc.;
                                                                           Invesco Senior Secured
                                                                           Management, Inc.; Invesco Hong
                                                                           Kong Limited; Invesco Asset
                                                                           Management Limited; Invesco
                                                                           Asset Management (Japan)
                                                                           Limited; Invesco Asset
                                                                           Management Deutschland, GmbH;
                                                                           and Invesco Australia Limited)
                ----------------------------------------------------------------------------------------------
                AIM V.I. Core Equity Fund --  Growth of capital.           Invesco AIM Advisors, Inc.
                Series I shares                                            (formerly, A I M Advisors, Inc.)
                                                                           (subadvised by AIM Funds
                                                                           Management Inc.; Invesco Global
                                                                           Asset Management (N.A.), Inc.;
                                                                           Invesco Institutional (N.A.), Inc.;
                                                                           Invesco Senior Secured
                                                                           Management, Inc.; Invesco Hong
                                                                           Kong Limited; Invesco Asset
                                                                           Management Limited; Invesco
                                                                           Asset Management (Japan)
                                                                           Limited; Invesco Asset
                                                                           Management Deutschland, GmbH;
                                                                           and Invesco Australia Limited)
                ----------------------------------------------------------------------------------------------
                AIM V.I. International Growth Long-term growth of capital. Invesco AIM Advisors, Inc.
                Fund -- Series II shares                                   (formerly, A I M Advisors, Inc.)
                                                                           (subadvised by AIM Funds
                                                                           Management Inc.; Invesco Global
                                                                           Asset Management (N.A.), Inc.;
                                                                           Invesco Institutional (N.A.), Inc.;
                                                                           Invesco Senior Secured
                                                                           Management, Inc.; Invesco Hong
                                                                           Kong Limited; Invesco Asset
                                                                           Management Limited; Invesco
                                                                           Asset Management (Japan)
                                                                           Limited; Invesco Asset
                                                                           Management Deutschland, GmbH;
                                                                           and Invesco Australia Limited)
                ----------------------------------------------------------------------------------------------

                                                                                          Adviser (and Sub-Adviser(s),
                        Subaccount                           Investment Objective                as applicable)
                        ------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN       AllianceBernstein Balanced    Seeks to maximize total return     AllianceBernstein, L.P.
VARIABLE PRODUCTS       Wealth Strategy Portfolio --  consistent with the adviser's
SERIES FUND, INC.       Class B                       determination of reasonable risk.
                        ------------------------------------------------------------------------------------------------
                        AllianceBernstein Global      Long-term growth of capital.       AllianceBernstein, L.P.
                        Technology Portfolio --
                        Class B
                        ------------------------------------------------------------------------------------------------
                        AllianceBernstein Growth and  Long-term growth of capital.       AllianceBernstein, L.P.
                        Income Portfolio -- Class B
                        ------------------------------------------------------------------------------------------------
                        AllianceBernstein             Long-term growth of capital.       AllianceBernstein, L.P.
                        International Value
                        Portfolio -- Class B
                        ------------------------------------------------------------------------------------------------
                        AllianceBernstein Large Cap   Long-term growth of capital.       AllianceBernstein, L.P.
                        Growth Portfolio -- Class B
                        ------------------------------------------------------------------------------------------------
                        AllianceBernstein Small Cap   Long-term growth of capital.       AllianceBernstein, L.P.
                        Growth Portfolio -- Class B
                        ------------------------------------------------------------------------------------------------
AMERICAN CENTURY        VP Inflation Protection Fund  Pursues long-term total return     American Century Investment
VARIABLE PORTFOLIOS II, -- Class II                   using a strategy that seeks to     Management, Inc.
INC.                                                  protect against U.S. inflation.
                        ------------------------------------------------------------------------------------------------
BLACKROCK VARIABLE      BlackRock Basic Value V.I.    Seeks capital appreciation and,    BlackRock Advisors, LLC
SERIES FUNDS, INC.      Fund -- Class III Shares      secondarily, income.               (subadvised by BlackRock
                                                                                         Investment Management, LLC)
                        ------------------------------------------------------------------------------------------------
                        BlackRock Global Allocation   Seeks high total investment        BlackRock Advisors, LLC
                        V.I. Fund -- Class III Shares return.                            (subadvised by BlackRock
                                                                                         Investment Management, LLC and
                                                                                         BlackRock Asset Management
                                                                                         U.K. Limited)
                        ------------------------------------------------------------------------------------------------
                        BlackRock Large Cap Growth    Seeks long-term capital growth.    BlackRock Advisors, LLC
                        V.I. Fund -- Class III Shares                                    (subadvised by BlackRock
                                                                                         Investment Management, LLC)
                        ------------------------------------------------------------------------------------------------
                        BlackRock Value               Seeks long-term growth of          BlackRock Advisors, LLC
                        Opportunities V.I. Fund --    capital.                           (subadvised by BlackRock
                        Class III Shares                                                 Investment Management, LLC)
                        ------------------------------------------------------------------------------------------------
COLUMBIA FUNDS          Columbia Marsico Growth       The fund seeks long-term growth    Columbia Management Advisors,
VARIABLE INSURANCE      Fund, Variable Series --      of capital.                        LLC (subadvised by Marsico
TRUST I                 Class A                                                          Capital Management, LLC)
                        ------------------------------------------------------------------------------------------------
                        Columbia Marsico              The fund seeks long-term growth    Columbia Management Advisors,
                        International Opportunities   of capital.                        LLC (subadvised by Marsico
                        Fund, Variable Series --                                         Capital Management, LLC)
                        Class B
                        ------------------------------------------------------------------------------------------------
EATON VANCE VARIABLE    VT Floating-Rate Income Fund  To provide a high level of current Eaton Vance Management
TRUST                                                 income.
                        ------------------------------------------------------------------------------------------------
                        VT Worldwide Health Sciences  Seeks long-term capital growth     OrbiMed Advisors LLC
                        Fund                          by investing in a worldwide and
                                                      diversified portfolio of health
                                                      sciences companies.
                        ------------------------------------------------------------------------------------------------
EVERGREEN VARIABLE      Evergreen VA Omega Fund --    Seeks long-term capital growth.    Evergreen Investment Management
ANNUITY TRUST           Class 2                                                          Company, LLC
                        ------------------------------------------------------------------------------------------------
FEDERATED INSURANCE     Federated High Income Bond    Seeks high current income by       Federated Investment Management
SERIES                  Fund II -- Service Shares     investing in lower-rated           Company
                                                      corporate debt obligations
                                                      commonly referred to as "junk
                                                      bonds."
                        ------------------------------------------------------------------------------------------------

                                                                                               Adviser (and Sub-Adviser(s),
                         Subaccount                            Investment Objective                   as applicable)
                         -----------------------------------------------------------------------------------------------------
                         Federated Kaufmann Fund II     Seeks capital appreciation.         Federated Equity Management
                         -- Service Shares                                                  Company of Pennsylvania
                                                                                            (Subadvised by Federated Global
                                                                                            Investment Management Corp.)
                         -----------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE     VIP Balanced Portfolio --      Seeks income and capital growth     Fidelity Management & Research
INSURANCE PRODUCTS       Service Class 2                consistent with reasonable risk.    Company (FMR) (subadvised by
FUND                                                                                        Fidelity Investments Money
                                                                                            Management, Inc. (FIMM), FMR
                                                                                            Co., Inc. (FMRC), Fidelity
                                                                                            Research & Analysis Company
                                                                                            (FRAC), Fidelity Management &
                                                                                            Research (U.K.) Inc. (FMR U.K.),
                                                                                            Fidelity International Investment
                                                                                            Advisors (FIIA), Fidelity
                                                                                            International Investment Advisors
                                                                                            (U.K.) Limited (FIIA(U.K.)L), and
                                                                                            Fidelity Investments Japan Limited
                                                                                            (FIJ))
                         -----------------------------------------------------------------------------------------------------
                         VIP Contrafund(R) Portfolio -- Seeks long-term capital             FMR (subadvised by FMRC,
                         Service Class 2                appreciation.                       FRAC, FMR U.K., FIIA,
                                                                                            FIIA(U.K.)L, and FIJ)
                         -----------------------------------------------------------------------------------------------------
                         VIP Dynamic Capital            Seeks capital appreciation.         FMR (subadvised by FMRC,
                         Appreciation Portfolio --                                          FRAC, FMR U.K., FIIA,
                         Service Class 2                                                    FIIA(U.K.)L, and FIJ)
                         -----------------------------------------------------------------------------------------------------
                         VIP Equity-Income Portfolio    Seeks reasonable income. The        FMR (subadvised by FMRC,
                         -- Service Class 2             fund will also consider the         FRAC, FMR U.K., FIIA,
                                                        potential for capital appreciation. FIIA(U.K.)L, and FIJ)
                                                        The fund's goal is to achieve a
                                                        yield which exceeds the
                                                        composite yield on the securities
                                                        comprising the Standard &
                                                        Poor's 500/SM/ Index. (S&P 500(R)).
                         -----------------------------------------------------------------------------------------------------
                         VIP Growth Portfolio --        Seeks to achieve capital            FMR (subadvised by FMRC,
                         Service Class 2                appreciation.                       FRAC, FMR U.K., FIIA,
                                                                                            FIIA(U.K.)L, and FIJ)
                         -----------------------------------------------------------------------------------------------------
                         VIP Growth & Income            Seeks high total return through a   FMR (subadvised by FMRC,
                         Portfolio -- Service Class 2   combination of current income       FRAC, FMR U.K., FIIA,
                                                        and capital appreciation.           FIIA(U.K.)L, and FIJ)
                         -----------------------------------------------------------------------------------------------------
                         VIP Investment Grade Bond      Seeks as high a level of current    FMR (subadvised by FIMM,
                         Portfolio -- Service Class 2   income as is consistent with the    FRAC, FIIA and FIIA(U.K.)L)
                                                        preservation of capital.
                         -----------------------------------------------------------------------------------------------------
                         VIP Mid Cap Portfolio --       Seeks long-term growth of           FMR (subadvised by FMRC,
                          Service Class 2               capital.                            FRAC, FMR U.K., FIIA,
                                                                                            FIIA(U.K.)L, and FIJ)
                         -----------------------------------------------------------------------------------------------------
                         VIP Value Strategies Portfolio Seeks capital appreciation.         FMR (subadvised by FMRC,
                         -- Service Class 2                                                 FRAC, FMR U.K., FIIA,
                                                                                            FIIA(U.K.)L, and FIJ)
                         -----------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON       Franklin Income Securities     Seeks to maximize income while      Franklin Advisers, Inc.
VARIABLE                 Fund -- Class 2 Shares         maintaining prospects for capital
INSURANCE PRODUCTS TRUST                                appreciation. The fund normally
                                                        invests in both equity and debt
                                                        securities. The fund seeks income
                                                        by investing in corporate, foreign
                                                        and U.S. Treasury bonds as well
                                                        as stocks with dividend yields the
                                                        manager believes are attractive.
                         -----------------------------------------------------------------------------------------------------

                                                                                    Adviser (and Sub-Adviser(s),
               Subaccount                            Investment Objective                  as applicable)
               ---------------------------------------------------------------------------------------------------
               Franklin Templeton VIP         Seeks capital appreciation, with    Franklin Templeton Services, LLC
               Founding Funds Allocation      income as a secondary goal. The     (the fund's administrator)
               Fund -- Class 2 Shares         fund normally invests equal
                                              portions in Class 1 shares of
                                              Franklin Income Securities Fund;
                                              Mutual Shares Securities Fund;
                                              and Templeton Growth
                                              Securities Fund.
               ---------------------------------------------------------------------------------------------------
               Mutual Shares Securities Fund  Seeks capital appreciation, with    Franklin Mutual Advisors, LLC
               -- Class 2 Shares              income as a secondary goal. The
                                              fund normally invests primarily
                                              in U.S. and foreign equity
                                              securities that the manager
                                              believes are undervalued. The
                                              fund also invests, to a lesser
                                              extent in risk arbitrage securities
                                              and distressed companies.
               ---------------------------------------------------------------------------------------------------
               Templeton Growth Securities    Seeks long-term capital growth.     Templeton Global Advisors
               Fund -- Class 2 Shares         The fund normally invests           Limited
                                              primarily in equity securities of
                                              companies located anywhere in
                                              the world, including those in the
                                              U.S. and in emerging markets.
               ---------------------------------------------------------------------------------------------------
GE INVESTMENTS Core Value Equity Fund --      Seeks long-term growth capital      GE Asset Management
FUNDS, INC.    Class 1 Shares (formerly,      and future income.                  Incorporated
               Value Equity Fund)
               ---------------------------------------------------------------------------------------------------
               Income Fund -- Class 1 Shares  Seeks maximum income                GE Asset Management
                                              consistent with prudent             Incorporated
                                              investment management and the
                                              preservation of capital.
               ---------------------------------------------------------------------------------------------------
               Mid-Cap Equity Fund --         Seeks long-term growth of           GE Asset Management
               Class 1 Shares                 capital and future income.          Incorporated
               ---------------------------------------------------------------------------------------------------
               Money Market Fund/1/           Seeks a high level of current       GE Asset Management
                                              income consistent with the          Incorporated
                                              preservation of capital and the
                                              maintenance of liquidity.
               ---------------------------------------------------------------------------------------------------
               Premier Growth Equity Fund     Seeks long-term growth of           GE Asset Management
               -- Class 1 Shares              capital and future income rather    Incorporated
                                              than current income.
               ---------------------------------------------------------------------------------------------------
               Real Estate Securities Fund -- Seeks maximum total return          GE Asset Management
               Class 1 Shares                 through current income and          Incorporated (subadvised by
                                              capital appreciation.               Urdang Securities Management,
                                                                                  Inc.)
               ---------------------------------------------------------------------------------------------------

                 /1/ During extended periods of low interest rates, the yields of the Money Market Fund may become extremely low and possibly negative.

                                                                                           Adviser (and Sub-Adviser(s),
                      Subaccount                            Investment Objective                  as applicable)
                      ---------------------------------------------------------------------------------------------------
                      S&P 500(R) Index Fund/1/       Seeks growth of capital and         GE Asset Management
                                                     accumulation of income that         Incorporated (subadvised by SSgA
                                                     corresponds to the investment       Funds Management, Inc.)
                                                     return of the S&P's 500
                                                     Composite Stock Index.
                      ---------------------------------------------------------------------------------------------------
                      Small-Cap Equity Fund --       Seeks long-term growth of           GE Asset Management
                      Class 1 Shares                 capital.                            Incorporated (subadvised by
                                                                                         Palisade Capital Management
                                                                                         LLC)
                      ---------------------------------------------------------------------------------------------------
                      Total Return Fund/2/           Seeks the highest total return      GE Asset Management
                                                     composed of current income and      Incorporated
                                                     capital appreciation, as is
                                                     consistent with prudent
                                                     investment risk.
                      ---------------------------------------------------------------------------------------------------
                      U.S. Equity Fund -- Class 1    Seeks long-term growth of           GE Asset Management
                      Shares                         capital.                            Incorporated
                      ---------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES    Balanced Portfolio -- Service  Seeks long-term capital growth,     Janus Capital Management LLC
                      Shares                         consistent with preservation of
                                                     capital and balanced by current
                                                     income.
                      ---------------------------------------------------------------------------------------------------
                      Forty Portfolio -- Service     A non-diversified portfolio/3/ that Janus Capital Management LLC
                      Shares                         seeks long-term growth of
                                                     capital.
                      ---------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS   Legg Mason Partners Variable   Seeks capital appreciation.         Legg Mason Partners Fund
VARIABLE EQUITY TRUST Aggressive Growth Portfolio -- This objective may be changed       Advisor, LLC (subadvised by
                      Class II                       without shareholder approval.       ClearBridge Advisors, LLC)
                      ---------------------------------------------------------------------------------------------------
                      Legg Mason Partners Variable   Seeks long-term capital growth      Legg Mason Partners Fund
                      Fundamental Value Portfolio    with income as a secondary          Advisor, LLC (subadvised by
                      -- Class I                     consideration. This objective       ClearBridge Advisors, LLC)
                                                     may be changed without
                                                     shareholder approval.
                      ---------------------------------------------------------------------------------------------------
MFS(R) VARIABLE       MFS(R) Investors Growth Stock  The fund's investment objective     Massachusetts Financial Services
INSURANCE TRUST       Series -- Service Class Shares is to seek capital appreciation.    Company
                                                     The fund's objective may be
                                                     changed without shareholder
                                                     approval.
                      ---------------------------------------------------------------------------------------------------
                      MFS(R) Investors Trust Series  The fund's investment objective     Massachusetts Financial Services
                      -- Service Class Shares        is to seek capital appreciation.    Company
                                                     The fund's objective may be
                                                     changed without shareholder
                                                     approval.
                      ---------------------------------------------------------------------------------------------------

                 /1/ "Standard & Poor's," "S&P," and "S&P 500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by GE Asset Management Incorporated. The S&P 500(R) Index Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation or warranty, express or implied, regarding the advisability of investing in this portfolio or the contract.

                 /2/ For contracts issued on or after May 1, 2006, only Class 3
                     Shares of the Total Return Fund are available. If your contract was issued prior to May 1, 2006, Class 1 Shares of the Total Return Fund are available.

                 /3/ A non-diversified portfolio is a portfolio that may hold a larger position in a smaller number of securities than a diversified portfolio. This means that a single security's increase or decrease in value may have a greater impact on the return and net asset value of a non-diversified portfolio than a diversified portfolio.

                                                                                           Adviser (and Sub-Adviser(s),
                     Subaccount                             Investment Objective                  as applicable)
                     ----------------------------------------------------------------------------------------------------
                     MFS(R) Total Return Series --  The fund's investment objective      Massachusetts Financial Services
                     Service Class Shares           is to seek total return. The fund's  Company
                                                    objective may be changed
                                                    without shareholder approval.
                     ----------------------------------------------------------------------------------------------------
                     MFS(R) Utilities Series --     The fund's investment objective      Massachusetts Financial Services
                     Service Class Shares           is to seek total return. The fund's  Company
                                                    objective may be changed
                                                    without shareholder approval.
                     ----------------------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE Oppenheimer Balanced Fund/     Seeks a high total investment        OppenheimerFunds, Inc.
ACCOUNT FUNDS        VA -- Service Shares           return, which includes current
                                                    income and capital appreciation
                                                    in the values of its shares.
                     ----------------------------------------------------------------------------------------------------
                     Oppenheimer Capital            Seeks capital appreciation by        OppenheimerFunds, Inc.
                     Appreciation Fund/VA --        investing in securities of well-
                     Service Shares                 known, established companies.
                     ----------------------------------------------------------------------------------------------------
                     Oppenheimer Global Securities  Seeks long-term capital              OppenheimerFunds, Inc.
                     Fund/VA -- Service Shares      appreciation by investing a
                                                    substantial portion of its assets in
                                                    securities of foreign issuers,
                                                    "growth-type" companies,
                                                    cyclical industries and special
                                                    situations that are considered to
                                                    have appreciation possibilities.
                     ----------------------------------------------------------------------------------------------------
                     Oppenheimer Main Street        Seeks total return (which            OppenheimerFunds, Inc.
                     Fund/VA -- Service Shares      includes growth in the value of
                                                    its shares as well as current
                                                    income) from equity and debt
                                                    securities.
                     ----------------------------------------------------------------------------------------------------
                     Oppenheimer Main Street        Seeks capital appreciation.          OppenheimerFunds, Inc.
                     Small Cap Fund/VA -- Service
                     Shares
                     ----------------------------------------------------------------------------------------------------
                     Oppenheimer MidCap Fund/       Seeks capital appreciation by        OppenheimerFunds, Inc.
                     VA -- Service Shares           investing in "growth type"
                                                    companies.
                     ----------------------------------------------------------------------------------------------------
PIMCO VARIABLE       All Asset Portfolio -- Advisor Seeks maximum real return            Pacific Investment Management
INSURANCE TRUST      Class Shares                   consistent with preservation of      Company LLC
                                                    real capital and prudent
                                                    investment management.
                     ----------------------------------------------------------------------------------------------------
                     High Yield Portfolio --        Seeks maximum total return,          Pacific Investment Management
                     Administrative Class Shares    consistent with preservation of      Company LLC
                                                    capital and prudent investment
                                                    management. Invests at least
                                                    80% of its assets in a diversified
                                                    portfolio of high yield securities
                                                    ("junk bonds") rated below
                                                    investment grade but rated at
                                                    least Caa by Moody's or CCC by
                                                    S&P, or, if unrated, determined
                                                    by PIMCO to be of comparable
                                                    quality, subject to a maximum of
                                                    5% of its total assets in securities
                                                    rated Caa by Moody's or CCC by
                                                    S&P, or, if unrated, determined
                                                    by PIMCO to be of comparable
                                                    quality.
                     ----------------------------------------------------------------------------------------------------

                                                                                               Adviser (and Sub-Adviser(s),
                          Subaccount                            Investment Objective                  as applicable)
                          ----------------------------------------------------------------------------------------------------
                          Long-Term U.S. Government      Seeks maximum total return,         Pacific Investment Management
                          Portfolio -- Administrative    consistent with preservation of     Company LLC
                          Class Shares                   capital and prudent investment
                                                         management.
                          ----------------------------------------------------------------------------------------------------
                          Low Duration Portfolio --      Seeks maximum total return,         Pacific Investment Management
                          Administrative Class Shares    consistent with preservation of     Company LLC
                                                         capital and prudent investment
                                                         management.
                          ----------------------------------------------------------------------------------------------------
                          Total Return Portfolio --      Seeks maximum total return,         Pacific Investment Management
                          Administrative Class Shares    consistent with preservation of     Company LLC
                                                         capital and prudent investment
                                                         management.
                          ----------------------------------------------------------------------------------------------------
THE PRUDENTIAL SERIES     Jennison Portfolio -- Class II Seeks long-term growth of           Prudential Investments LLC
FUND                      Shares                         capital.                            (subadvised by Jennison Associate
                                                                                             LLC)
                          ----------------------------------------------------------------------------------------------------
                          Jennison 20/20 Focus Portfolio Seeks long-term growth of           Prudential Investments LLC
                          -- Class II Shares             capital.                            (subadvised by Jennison
                                                                                             Associates LLC)
                          ----------------------------------------------------------------------------------------------------
                          Natural Resources Portfolio -- Seeks long-term growth of           Prudential Investments LLC
                          Class II Shares                capital.                            (subadvised by Jennison
                                                                                             Associates LLC)
                          ----------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST      NASDAQ-100(R) Fund             Seeks to provide investment         Rydex Investments
                          (formerly, OTC Fund)/1/        results that correspond to a
                                                         benchmark for over-the-counter
                                                         securities. The portfolio's current
                                                         benchmark is the NASDAQ 100
                                                         Index(TM).
                          ----------------------------------------------------------------------------------------------------
THE UNIVERSAL             Equity and Income Portfolio -- Seeks both capital appreciation     Morgan Stanley Investment
INSTITUTIONAL FUNDS, INC. Class II Shares                and current income.                 Management Inc.
                          ----------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE           Comstock Portfolio -- Class II Seeks capital growth and income     Van Kampen Asset Management
INVESTMENT TRUST          Shares                         through investments in equity
                                                         securities, including common
                                                         stocks, preferred stocks and
                                                         securities convertible into
                                                         common and preferred stocks.
                          ----------------------------------------------------------------------------------------------------

                 /1/ The NASDAQ 100 Index(TM) is an unmanaged index that is a widely recognized indicator of OTC Market performance.

The following Portfolios are not available to contracts issued on or after May 1, 2003:

                                                                                    Adviser (and Sub-Adviser(s),
                   Subaccount                           Investment Objective               as applicable)
                   ---------------------------------------------------------------------------------------------
DREYFUS            The Dreyfus Socially           Seeks capital growth, with        The Dreyfus Corporation
                   Responsible Growth Fund, Inc.  current income as a secondary
                   -- Initial Shares              goal.
                   ---------------------------------------------------------------------------------------------
GOLDMAN SACHS      Goldman Sachs Growth and       Seeks long-term growth of         Goldman Sachs Asset
VARIABLE INSURANCE Income Fund                    capital and growth of income.     Management, L.P.
TRUST
                   ---------------------------------------------------------------------------------------------
JANUS ASPEN SERIES Global Life Sciences Portfolio Seeks long-term growth of         Janus Capital Management LLC
                   -- Service Shares              capital.
                   ---------------------------------------------------------------------------------------------
                   Global Technology Portfolio -- Seeks long-term growth of         Janus Capital Management LLC
                   Service Shares                 capital.
                   ---------------------------------------------------------------------------------------------
                   Large Cap Growth Portfolio --  Seeks long-term growth of         Janus Capital Management LLC
                   Service Shares                 capital in a manner consistent
                                                  with the preservation of capital.
                   ---------------------------------------------------------------------------------------------

                                                                             Adviser (and Sub-Adviser(s),
                Subaccount                        Investment Objective              as applicable)
                ------------------------------------------------------------------------------------------
                Mid Cap Growth Portfolio --  Seeks long-term growth of       Janus Capital Management LLC
                Service Shares               capital.
                ------------------------------------------------------------------------------------------
                Worldwide Growth Portfolio   Seeks long-term growth of       Janus Capital Management LLC
                -- Service Shares            capital in a manner consistent
                                             with preservation of capital.
                ------------------------------------------------------------------------------------------
PIMCO VARIABLE  Foreign Bond Portfolio (U.S. Seeks maximum total return,     Pacific Investment Management
INSURANCE TRUST Dollar Hedged) --            consistent with preservation of Company LLC
                Administrative Class Shares  capital and prudent investment management.
                ------------------------------------------------------------------------------------------

The following Portfolios are not available to contracts issued on or after May 1, 2006:

                                                                                          Adviser (and Sub-Adviser(s),
                     Subaccount                            Investment Objective                  as applicable)
                     ----------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE VIP Asset Manager/SM/ Portfolio Seeks to obtain high total return Fidelity Management & Research
INSURANCE PRODUCTS   -- Service Class 2              with reduced risk over the long   Company (FMR) (subadvised by
FUND                                                 term by allocating its assets     Fidelity Investments Money
                                                     among stocks, bonds, and short-   Management, Inc. (FIMM), FMR
                                                     term instruments.                 Co., Inc. (FMRC), Fidelity
                                                                                       Research & Analysis Company
                                                                                       (FRAC), Fidelity Management &
                                                                                       Research (U.K.) Inc. (FMR U.K.),
                                                                                       Fidelity International Investment
                                                                                       Advisors (FIIA), Fidelity
                                                                                       International Investment Advisors
                                                                                       (U.K.) Limited (FIIA(U.K.)L), and
                                                                                       Fidelity Investments Japan Limited
                                                                                       (FIJ))
                     ----------------------------------------------------------------------------------------------------
GOLDMAN SACHS        Goldman Sachs Mid Cap Value     Seeks long-term capital           Goldman Sachs Asset
VARIABLE INSURANCE   Fund                            appreciation.                     Management, L.P.
TRUST
                     ----------------------------------------------------------------------------------------------------
MFS(R) VARIABLE      MFS(R) New Discovery Series --  The fund's investment objective   Massachusetts Financial Services
INSURANCE TRUST      Service Class Shares            is to seek capital appreciation.  Company
                                                     The fund's objective may be
                                                     changed without shareholder
                                                     approval.
                     ----------------------------------------------------------------------------------------------------

The following Portfolios are not available to contracts issued on or after May 1, 2007:

                                                                                      Adviser (and Sub-Adviser(s),
                      Subaccount Investing In             Investment Objective               as applicable)
                      --------------------------------------------------------------------------------------------
LEGG MASON PARTNERS   Legg Mason Partners Variable  Seeks total return (a combination Legg Mason Partners Fund
VARIABLE EQUITY TRUST Capital and Income Portfolio  of income and long-term capital   Advisor, LLC (subadvised by
                      -- Class II                   appreciation). This objective may ClearBridge Advisors, LLC,
                                                    be changed without shareholder    Western Asset Management
                                                    approval.                         Company Limited and Western
                                                                                      Asset Management Company)
                      --------------------------------------------------------------------------------------------
VAN KAMPEN LIFE       Capital Growth Portfolio      Seeks capital appreciation.       Van Kampen Asset Management
INVESTMENT TRUST      (formerly, Strategic Growth
                      Portfolio) -- Class II Shares
                      --------------------------------------------------------------------------------------------

The current Investment Strategy for the living benefit riders is as follows:

   (1) owners may allocate assets to the following Designated Subaccounts:

       AllianceBernstein Variable Products Series Fund,
       Inc. -- AllianceBernstein Balanced Wealth Strategies Portfolio -- Class
       B;

       BlackRock Variable Series Funds, Inc. -- BlackRock Global Allocation V.I. Fund -- Class III Shares;

       Fidelity Variable Insurance Products Fund -- VIP Balanced
       Portfolio -- Service Class 2;

       Franklin Templeton Variable Insurance Products Trust -- Franklin Income Securities Fund -- Class 2 Shares;

       Franklin Templeton Variable Insurance Products Trust -- Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares;

       GE Investments Funds, Inc. -- Total Return Fund -- Class 3 Shares;

       Janus Aspen Series -- Balanced Portfolio -- Service Shares;

       MFS(R) Variable Insurance Trust -- MFS(R) Total Return Series -- Service Class Shares;

       Oppenheimer Variable Account Funds -- Oppenheimer Balanced
       Fund/VA -- Service Shares; and/or

       The Universal Institutional Funds, Inc. -- Equity and Income Portfolio -- Class II Shares;

       OR

   (2) for owners who have elected Lifetime Income Plus 2008, owners may allocate assets to Asset Allocation Model A, B, C or D or to the Build Your Own Asset Allocation Model; or

       for owners who have elected another living benefit rider, owners may allocate assets to Asset Allocation Model C.

Not all of these Portfolios may be available in all states or all markets. Prospectuses for the Portfolios listed above may be obtained free of charge from our Home Office by calling:

                                 800 352.9910

                                or by writing:

                  Genworth Life and Annuity Insurance Company
                            6610 West Broad Street
                           Richmond, Virginia 23230

Please be sure to include your name, the Annuitant's name, your contract number and your current mailing address on any written correspondence so that we may be sure the correct prospectuses are mailed to you.